Debt - Summary of Debt (Details) - Revolving Credit Facility [Member] - Line of Credit [Member] - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit Facility Due June 2022 [Member]
Debt Instrument [Line Items]
Amount	$ 0	$ 9,500	$ 19,500
Interest Rate		4.87%	3.902%
Weighted-Average Interest Rate	0.00%	4.87%
Credit Facility Due March 2024 [Member]
Debt Instrument [Line Items]
Amount	$ 12,517	$ 0
Weighted-Average Interest Rate	5.00%	0.00%